Other Accounts Receivable - Additional Information (Details) (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Other Accounts Receivable [Line Items]
Other non-current accounts receivable maturity period	2 years
Top of range [member]
Other Accounts Receivable [Line Items]
Other non-current accounts receivable maturity period	5 years